Fees and Expenses	Oct. 09, 2026
American Drive Moderate Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Other Expenses, New Fund, Based on Estimates [Text]	Other expenses are based on estimated expenses for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class S
Management Fees	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses(1)	0.14%	0.14%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.75%	1.00%
Fee Waiver and/or Expense Reimbursement	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.66%	0.91%

(1)	Other expenses are based on estimated expenses for the current fiscal year.
(2)	Hantz Financial Services, Inc. (the “Adviser”) has entered into subadvisory agreements with various subadvisers and sub-subadvisers. The subadvisers, sub-subadvisers or their respective affiliates may serve as investment advisers or subadvisers to other registered investment companies, including exchange-traded funds and mutual funds (the “Affiliated Funds”). Pursuant to a subadvisory agreement, the subadvisers and/or sub-subadvisers may invest a portion of the Fund’s assets allocated to them in Affiliated Funds advised or subadvised by such subadviser, sub-subadviser or its affiliates. Each subadviser and/or sub-subadviser will waive its management fee on any portion of the Fund’s assets that are invested in Affiliated Funds advised or subadvised by such subadviser, sub-subadviser or its affiliates.
(3)	The Adviser has contractually agreed to reimburse the Fund to the extent that the Fund’s annualized expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions and transactional and other investment-related costs and expenses, payments under a Fund’s investment management contract, borrowings, acquired fund fees and expenses, distribution and shareholder servicing fees (whether paid pursuant to a Rule 12b-1 plan or otherwise), foreign tax reclaim expenses, expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary or non-routine expenses such as litigation or potential litigation and indemnification costs, costs incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, or expenses incurred in the formation and organization of the Fund and the initial registration and offering of the Fund shares) exceed 0.05% of average daily net assets for Class I shares and Class S shares. This agreement is effective through December 31, 2027 and may not be terminated without the consent of the Board of Trustees prior to that date. Hantz Financial may recoup amounts previously waived or reimbursed for a period not to exceed three years from the date on which such waiver or reimbursement was made, provided that the Fund’s total annualized expenses (after recoupment) do not exceed the lesser of (a) the expense limit in effect at the time of the waiver and (b) the expense limit in effect at the time of the recoupment.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account, variable life insurance, or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be
Expense Example, With Redemption [Table]
	1 year	3 years
Class I	$67	$231
Class S	$93	$298

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

American Drive Aggressive Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Other Expenses, New Fund, Based on Estimates [Text]	Other expenses are based on estimated expenses for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class S
Management Fees	0.72%	0.72%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses(1)	0.14%	0.14%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	0.87%	1.12%
Fee Waiver and/or Expense Reimbursement	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.76%	1.01%

(1)	Other expenses are based on estimated expenses for the current fiscal year.
(2)	Hantz Financial Services, Inc. (the “Adviser”) has entered into subadvisory agreements with various subadvisers and sub-subadvisers. The subadvisers, sub-subadvisers or their respective affiliates may serve as investment advisers or subadvisers to other registered investment companies, including exchange-traded funds and mutual funds (the “Affiliated Funds”). Pursuant to a subadvisory agreement, the subadvisers and/or sub-subadvisers may invest a portion of the Fund’s assets allocated to them in Affiliated Funds advised or subadvised by such subadviser, sub-subadviser or its affiliates. Each subadviser and/or sub-subadviser will waive its management fee on any portion of the Fund’s assets that are invested in Affiliated Funds advised or subadvised by such subadviser, sub-subadviser or its affiliates.
(3)	The Adviser has contractually agreed to reimburse the Fund to the extent that the Fund’s annualized expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions and transactional and other investment-related costs and expenses, payments under a Fund’s investment management contract, borrowings, acquired fund fees and expenses, distribution and shareholder servicing fees (whether paid pursuant to a Rule 12b-1 plan or otherwise), foreign tax reclaim expenses, expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary or non-routine expenses such as litigation or potential litigation and indemnification costs, costs incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, or expenses incurred in the formation and organization of the Fund and the initial registration and offering of the Fund shares) exceed 0.05% of average daily net assets for Class I shares and Class S shares. This agreement is effective through December 31, 2027 and may not be terminated without the consent of the Board of Trustees prior to that date. Hantz Financial may recoup amounts previously waived or reimbursed for a period not to exceed three years from the date on which such waiver or reimbursement was made, provided that the Fund’s total annualized expenses (after recoupment) do not exceed the lesser of (a) the expense limit in effect at the time of the waiver and (b) the expense limit in effect at the time of the recoupment.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account, variable life insurance, or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be
Expense Example, With Redemption [Table]
	1 year	3 years
Class I	$79	$268
Class S	$104	$346

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.